FEDERAL INCOME TAXES (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 1997
Effective Income Tax Rate Reconciliation Deductions Bad Debt		8.00%
Retained Earnings Not Recognized Federal Income Taxes	$ 5.2
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Bad Debt Reserve for Tax Purposes of Qualified Lender	$ 1.8